Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Leases [Abstract]
LEASES

11 - LEASES

The Company adopted Topic 842 for all periods presented. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. The leases of the Company mainly consisted of offices, retail stores, and warehouses.

The Company’s operating right-of-use (“ROU”) assets and lease liabilities were as follows:

	December 31, 2024	March 31, 2024
Operating ROU:
ROU assets	$14,318,422	$16,000,742
Total operating ROU assets	$14,318,422	$16,000,742

	December 31, 2024	March 31, 2024
Operating lease obligations:
Current operating lease liabilities	$3,151,171	$2,852,744
Non-current operating lease liabilities	12,153,196	13,986,879
Total lease liabilities	$15,304,367	$16,839,623

The Company had 34 and 38 leases as of December 31, 2024 and March 31, 2024, respectively.

The weighted average lease term, discount rates, and remaining lease terms for the operating leases as of December 31, 2024 were as follows:

Remaining lease term and discount rate:

Weighted average discount rate	6.8%
Weighted average remaining lease term (years)	4.79 years

The weighted average lease term, discount rates, and remaining lease terms for the operating leases as of March 31, 2024 were as follows:

Remaining lease term and discount rate:

Weighted average discount rate	6.4%
Weighted average remaining lease term (years)	5.51 years

The Company leases its offices, warehouse, and retail stores under non-cancellable operating lease agreements.

Lease expenses were $3.26 million for the nine months ended December 31, 2024, including $1.00 million in cost of goods-occupancy cost, $2.16 million in rent expense in selling expense, and $0.09 million rent expense in general and administrative expense. Lease expenses for the nine months ended December 31, 2023 were $2.33 million, including $0.39 million in goods-occupancy cost, $1.73 million in rent expense in selling expense, and $0.21 million in rent expense in general and administrative expense. For the nine months ended December 31, 2024, the Company terminated six leases.

As of December 31, 2024, future minimum lease liabilities, all under office and facilities non-cancellable operating lease agreements, were as follows:

As of December 31, 2024	Operating Lease Liabilities
2025	$4,065,892
2026	3,957,134
2027	3,629,042
2028	3,001,292
2029	1,500,384
Thereafter	1,821,813
Total lease payments	17,975,557
Less: interest	(2,671,190)
Present value of lease liabilities	$15,304,367

11 - LEASES

Effective on April 1, 2019, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. The leases of the Company mainly consisted of offices, retail stores and warehouses.

The Company’s operating right-of-use (“ROU”) assets and lease liabilities were as follows:

	March 31, 2024	March 31, 2023
Operating ROU:
ROU assets	$16,000,742	$10,261,556
Total operating ROU assets	$16,000,742	$10,261,556

	March 31, 2024	March 31, 2023
Operating lease obligations:
Current operating lease liabilities	$2,852,744	$1,836,737
Non-current operating lease liabilities	13,986,879	8,979,193
Total lease liabilities	$16,839,623	$10,815,930

The Company had 38 and 31 leases as of March 31, 2024 and 2023, respectively.

The weighted average lease term, discount rates, and remaining lease terms for the operating leases as of March 31, 2024 were as follows:

Remaining lease term and discount rate:

Weighted average discount rate	6.4%
Weighted average remaining lease term (years)	5.51 years

The weighted average lease term, discount rates, and remaining lease terms for the operating lease as of March 31, 2023 were as follows:

Remaining lease term and discount rate:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	6.47 years

The Company leases its offices, warehouse, and retail stores under non-cancellable operating lease agreements. Lease expenses were $3.31 million, including $0.66 million cost of goods-occupancy cost, $2.42 million rent expense in selling expense, and $0.23 million rent expense in general and administrative expense for the year ended March 31, 2024. Lease expenses were $2.34 million, including $0.48 million cost of goods-occupancy cost, $1.74 million rent expense in selling expense, and $0.12 million rent expense in general and administrative expense for the year ended March 31, 2023.

As of March 31, 2024, future minimum lease liabilities, all under office and facilities non-cancellable operating lease agreements, were as follows:

As of March 31, 2024	Operating Lease Liabilities
2025	$3,818,603
2026	3,774,838
2027	3,666,143
2028	3,260,536
2029	2,678,719
Thereafter	2,889,477
Total lease payments	20,088,316
Less: interest	(3,248,693)
Present value of lease liabilities	$16,839,623